VEGASHARES ETF TRUST

c/o U.S. Bancorp Fund Services, LLC

777 E. Wisconsin Ave.

Milwaukee, WI

March 11, 2026

VIA ELECTRONIC EDGAR FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re:	VegaShares ETF Trust

Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A

(File No. 333-287738, CIK No. 0002068712)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by VegaShares ETF Trust (the "Trust"), on behalf of the VegaShares SPX NDX RTY Premium Income ETF pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of Prospectus and form of Statement of Additional Information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 4 to the Trust's registration statement on Form N-1A (the "Amendment"). The text of the Amendment was filed electronically with the Securities and Exchange Commission on March 11, 2026 (SEC Accession No. 0001213900-26-026035).

Questions related to this filing should be directed to Parker Bridgeport of Thompson Hine LLP at (614) 469-3238.

Very truly yours,

/s/ Adam Stempel
Adam Stempel
President